THORNBURG LIMITED TERM MUNICIPAL FUND-
NATIONAL PORTFOLIO  CLASS SHARES

                                        Thornburg     Thornburg     Thornburg
                                    Ltd Term Muni  Ltd Term Muni   Ltd Term Muni
                                    Fund-National  Fund-National  Fund-National
                                        A Shares       C Shares       I Shares

SEC Yield                                   3.94%          3.59%          4.41%
Taxable Equiv. Yields                       6.52%          5.94%          7.03%
NAV                                     $  13.45       $  13.47       $  13.45
Max. Offering Price                     $  13.79       $  13.47       $  13.45



1 Year Ending                               1.35%          3.47%           NA
5 Years Ending                              5.19%           NA             NA
10 Years Ending                             6.08%           NA             NA
Since Inception                             7.05%          4.82%          3.86%*
Inception Date                           (9/28/84)       (9/1/94)       (7/5/96)

                                 *Not Annualized

         Taxable equivalent yields assume a 39.6% marginal federal tax rate. The municipal funds, except Thornburg Limited Term National, may be subject to the alternative minimum tax.Currently there are no such investments in Thornburg Limited Term Municipal National Portfolio, although portions of this Fund's income may be subject to such a tax in the future. Net investment income of the National Portfolios will be subject to applicable state and local taxes.

  The data quoted represent past performance, and the investment return and principal value of an investment in the fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

The total return data shown above reflects the deduction of the maximum sales charge of the Class A Shares of 2.50%.

l e t t e r  t o  s h a r e h o l d e r s

Dear Shareholder:

After rising to their highest levels in several years in 1994, interest rates fell sharply during 1995. During 1996, rates in the U.S. increased again, although bond yields in most of the world fell sharply. The net asset value of Thornburg Limited Term Municipal Fund A shares decreased 10 cents per share to $13.45 during 1996. If you were with us for the entire period, you received dividends of 62.3 cents per share. If you reinvested your dividends, you received 63.6 cents per share. Investors who owned C Shares received dividends of 56.9 and 58 cents per share, respectively.

Strong forces are acting in opposite ways on U.S. interest rates at this time. The U.S. economy is generally firm and the economies of many developing countries are growing as well. Americans have been net sellers of individual municipal and U.S. government bonds, preferring instead to pour money into stocks, money market funds and, recently, emerging market debt funds. By themselves, these forces should put upward pressure on our interest rates. However, most other developed countries have sluggish economies, much lower interest rates than ours, and currencies that have been depreciating relative to the U.S. dollar. As a result, foreign money has been pouring into the U.S. bond market, lifting bond prices and lowering yields from the levels that would otherwise exist. In the last 2 years, foreign purchases of U.S. Treasury bonds have accounted for more than 100% of the net issuance of Treasury bonds, up from an average of approximately 20% between 1980-1994. The graph below illustrates this trend, which does not appear to be subsiding.




















Your Limited Term Municipal Fund Portfolio currently holds approximately 480 obligations from municipal borrowers in 48 states and 2 U.S. territories. Approximately 87% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the next 10 years. Today, your fund's weighted average maturity is approximately 3.6 years, and we always keep it below 5 years. Percentages of the portfolio maturing within each of the next 10 years are summarized as follows.



              % of portfolio maturing within   Cumulative % maturing by end of
                      1 year = 11%                     year 1 = 11%
                1 to 2 years = 14%                     year 2 = 25%
                2 to 3 years = 16%                     year 3 = 41%
                3 to 4 years = 18%                     year 4 = 59%
                4 to 5 years = 17%                     year 5 = 76%
                5 to 6 years = 11%                     year 6 = 87%
                 6 to 7 years = 5%                     year 7 = 92%
                 7 to 8 years = 4%                     year 8 = 96%
                 8 to 9 years = 3%                     year 9 = 99%
                9 to 10 years = 1%                   year 10 = 100%

I believe that a laddered portfolio of municipal bonds such as yours can usually outperform a single municipal bond investment, and that it can offer the additional benefits of convenience, diversification and more favorable balance of price risk and reinvestment risk. It is not possible to measure every individual bond from every conceivable starting and ending date against your fund, however, it is possible to make some comparison. On January 1, 1992 a representative yield for a $1 million (or more) national market block of AA rated municipal bonds maturing January 1, 1997 was 4.90%, according to Delphis Hanover Corporation. Let's assume an investor purchased such a municipal bond at that time and held it to maturity. On January 1, 1997, this investor's average annual total return from that bond would have been 4.68%, assuming reinvestment of the 1992 to 1996 interest payments at prevailing money market rates. The average annual return would have been 4.90% if the investor was somehow able to reinvest the interest payments at 4.90%. Your average annual total return on a purchase of up to $50,000 of Thornburg Limited Term Municipal Fund was 5.19% for the 5 year period ended January 1, 1997. Your fund return was higher if you made a larger quantity purchase. Of course, past performance is no guarantee of future results and returns may be higher or lower in the future.

Currently, Thornburg Limited Term Municipal Fund is the longest running mutual fund of any description to continuously receive a 5 star rating from
Morningstar.* I would like to attribute this to capable execution of a thoroughly sensible investment strategy over time. Thank you for investing in Thornburg Limited Term Municipal Fund.


Sincerely,




Brian J. McMahon
Managing Director

*Morningstar propriety rating reflects historical risk adjusted performance as of 12/31/96. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five star (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars, 22.5% receive four stars. Thornburg Limited Term Municipal Fund is ranked 4-stars for the 3 year period, 5-stars for the 5 year period, and 5-stars for the 10 year period ending 12/31/96. There were 340 bond funds with 3-year ratings, 193 bond funds with 5-year ratings and 119 with 10-year ratings in Morningstar's Municipal National category.

s t a t e m e n t  o f  a s s e t s  a n d  l i a b i l i t i e s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 1996
(unaudited)

ASSETS

Investments, at value (cost $915,407,429)                       $942,626,765
Cash                                                               1,499,330
Receivable for fund shares sold                                      609,548
Receivable for securities sold                                         5,106
Interest receivable                                               14,613,552
Prepaid expenses and other assets                                     93,379

                           TOTAL ASSETS                          959,447,680
LIABILITIES

Payable for securities purchased                                  54,155,576
Dividends payable                                                  1,177,288
Payable for fund shares redeemed                                   1,735,182
Accounts payable and accrued expenses                                514,631
Accounts payable investment adviser (Note 3)                         453,076

                           TOTAL LIABILITIES                      58,035,753

NET ASSETS                                                      $901,411,927

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($873,253,294 applicable to 64,927,937 shares of beneficial interest
 outstanding - Note 4)                                                 $13.45

Maximum sales charge, 2.50% of offering
price (2.57% of net asset value per share)                                .34

                         Maximum Offering Price Per Share              $13.79
Class C Shares:
Net asset value and offering price per share*
($18,648,380 applicable to 1,384,223 shares of beneficial interest
 outstanding - Note 4)                                                 $13.47

Class I Shares:
Net asset value, offering and redemption price per share
($9,510,253 applicable to 706,952 shares of beneficial interest
 outstanding - Note 4)                                                 $13.45

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.

s t a t e m e n t  o f  o p e r a t i o n s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
Six Month Period Ended December 31, 1996
(unaudited)

INVESTMENT INCOME
Interest income (net of premium amortized    $26,065,114
     of $1,196,848)


EXPENSES
Investment advisory fees (Note 3)                                 2,122,095
Administration Fees (Note 3)
    Class A Shares                                                  568,075
    Class C Shares                                                   10,912
    Class I Shares                                                    2,160
Distribution and service fees (Note 3):
    Class A Shares                                                1,136,150
    Class C Shares                                                   54,562
Transfer agent fees                                                 288,379
Custodian fees                                                      172,737
Accounting fees                                                      52,765
Professional fees                                                    51,685
Registration and filing fees                                         42,556
Other expenses                                                       62,291

           TOTAL EXPENSES                                         4,564,367
Less:
  Expenses reimbursed by investment adviser (Note 3)                (32,140)

           NET EXPENSES                                            4,532,227

           NET INVESTMENT INCOME                                   21,532,887


REALIZED AND UNREALIZED
GAIN ON INVESTMENTS - NOTE 5
Net realized gain on investments sold                                   75,241
Increase in unrealized appreciation of investments                   6,751,429
           NET REALIZED AND UNREALIZED
                  GAIN ON INVESTMENTS                                6,826,670

           NET INCREASE IN NET ASSETS RESULTING
                  FROM OPERATIONS                                  $28,359,557

See notes to financial statements.

s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
(unaudited)

                                       Six Month Period         Year Ended
 Ended December 31, 1996                June  30, 1996         June 30,1996
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                         $21,532,887          $43,559,816
Net realized gain (loss) on investments sold       75,241             (69,749)
Increase (Decrease) in
unrealized
     appreciation of investments                6,751,429          (1,545,063)

        NET INCREASE  IN NET ASSETS
        RESULTING FROM OPERATIONS              28,359,557           41,945,004
DIVIDENDS TO SHAREHOLDERS:
From net investment income
 Class A shares                               (20,951,776)        (43,028,755)
 Class B Shares                                    --                 (32,246)
 Class C Shares                                  (366,154)           (498,815)
 Class I Shares                                  (214,957)               --

FUND SHARE TRANSACTIONS-- (Note 4)
 Class A Shares                               (51,187,137)        (12,641,152)
 Class B Shares                                      --            (2,834,331)
 Class C Shares                                  2,578,374           9,590,852
 Class I Shares                                  9,415,263              --

NET DECREASE IN NET ASSETS                     (32,366,830)        (7,499,443)
NET ASSETS:
        Beginning of period                     933,778,757        941,278,200
        End of period                          $901,411,927       $933,778,757

See notes to financial statements.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

Note 1 - ORGANIZATION

Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital.

The Fund currently offers three classes of shares of beneficial interest in the portfolio, Class A, Class C and Institutional Class (Class I) shares. The Fund no longer offers Class B shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (v) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees and transfer agent expenses.


Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the period ended December 31, 1996 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Portfolio engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the portfolio on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.


General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the period ending December 31, 1996, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. Also, the Portfolio entered into an Administrative Service Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares.

In the event normal operating expenses of the Portfolio, exclusive of brokerage commissions, taxes, interest, and extraordinary expenses, exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale, the Adviser will reimburse the Portfolio for such excess. No such reimbursement was required as a result of this limitation. For the period ended December 31, 1996, the Adviser voluntarily reimbursed certain operating expenses amounting to $32,140. These expenses may be repaid to the Adviser by the Portfolio, however such repayment will depend upon the overall level of Portfolio expenses for the entire fiscal year ending June 30, 1997.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the period ended December 31, 1996, the Distributor earned commissions aggregating $61,442 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $7,524 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective Service and Distribution Plans for the period ended December 31, 1996, are set forth in the statement of operations.

Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors of the Fund is borne by the Fund.

Note 4 - SHARES OF BENEFICIAL INTEREST

At December 31, 1996 there were 600,000,000 shares of the Fund (including 485,000,000 for the Portfolio) of $.001 par value common stock authorized, and capital paid in for the Portfolio aggregated $879,897,240. Transactions in shares of beneficial interest were as follows:

                                Six Month Period              Year Ended
                             Ended December 31, 1996        June 30, 1996
                               -----------------            -------------

Class A Shares                 Shares      Amount        Shares       Amount
Shares sold                   3,202,991  $42,942,640   10,705,592  $144,174,891
Shares issued to shareholders
   in reinvestment of
   distributions              1,030,941   13,832,887    2,128,377    28,634,345
Shares repurchased          (8,051,873) (107,962,664)(13,781,715) (185,450,388)

Net Decrease                (3,817,941) ($51,187,137)   (947,746) ($12,641,152)

Class B Shares
Shares sold                      --          --            46,556     $623,905
Shares issued to shareholders
   in reinvestment of
   distributions                 --          --             1,871       25,134
Shares repurchased               --          --         (259,380)  (3,483,370)

Net Decrease                     --          --         (210,953) ($2,834,331)

Class C Shares
Shares sold                    396,983    $5,332,209   1,097,905  $14,807,056
Shares issued to shareholders
  in reinvestment of
  distributions                 22,862       307,259      31,748      427,775
Shares repurchased           (228,091)   (3,061,094)   (420,008)  (5,643,979)

Net Increase                   191,754    $2,578,374     709,645   $9,590,852

Class I Shares
Shares sold                    766,585   $10,214,243        --          --
Shares issued to shareholders
   in reinvestment of
   distributions                 9,759       131,020        --          --
Shares repurchased            (69,392)     (930,000)        --          --

Net Increase                   706,952    $9,415,263        --          --


Note 5 - INVESTMENT SECURITY TRANSACTIONS

Purchases and proceeds from maturities or sales of investment securities of the Portfolio other than short-term securities aggregated $121,375,562 and $123,797,519, respectively. The cost of investments for Federal income tax purposes is $916,061,579. At December 31, 1996, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes were $28,375,382 and $1,156,046, respectively.

Accumulated net realized losses from security transactions included in net assets at December 31, 1996 aggregated $5,704,649.

For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of $4,648,000 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
June 30, 1998 - $97,000,  June 30,  1999 -  $304,000,  June 30, 2002 - $807,000,
June 30, 2003 - $602,000, and June 30, 2004 - $2,838,000.


f i n a n c i a l   h i g h l i g h t s

Thornburg Limited Term Municipal Fund, Inc. -  National Portfolio

Per share operating performance
(for a share outstanding
throughout the period)
                            Six Month Period
                            Ending December 31,            Year Ended June 30,
                                       1996    1996  1995   1994    1993   1992

                                    (unaudited)
Class of Shares:                         A       A     A      A       A      A

Net asset value, beginning of period $13.35  $13.37 $13.27 $13.59 $13.09 $12.83
Income  from  investment
operations:
Net investment income                   .31     .63    .64    .63    .68    .79
Net realized and unrealized
    gain (loss) on investments          .10    (.02)   .10   (.32)   .50    .26
Total from investment operations        .41     .61    .74    .31   1.18   1.05
Less dividends from:
    Net investment income              (.31)   (.63)  (.64)  (.63)  (.68) (.79)
Change in net asset value               .10    (.02)   .10   (.32)   .50   .26

Net asset value, end of period       $13.45  $13.35 $13.37 $13.27 $13.59 $13.09

Total return (a)                      3.11%   4.60%  5.76%  2.25% 9.24%   8.40%
Ratios/Supplemental Data Ratios to average net assets:
   Net investment income              4.61%(b)4.66%  4.86%  4.60% 5.03%   5.96%
Expenses                               .97%(b) .97%   .97%   .95% 1.01%   1.04%

Portfolio turnover rate              13.16%  20.60% 23.02% 15.63%19.30%  27.63%
Net assets
   at end of period (000)$873,253 $917,831 $931,987 $1,030,293 $895,500 $521,683

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.

Thornburg Limited Term Municipal Fund, Inc. -  National Portfolio

Per share operating performance
(for a share outstanding
throughout the period)                                              Period from
                                   Six Month Period Year Ended Sept. 1, 1994 (a)
                                  Ending December 31, June 30,    to June 30,
                                        1996           1996           1995
                                     (unaudited)
Class of Shares:                         C      I**    B*     C       B     C


Net asset value, beginning of period $13.37 $13.27 $13.38 $13.40 $13.29 $13.29
Income  from investment operations:
Net investment income                   .28    .33    .13    .57    .46    .46
Net realized and unrealized
    gain (loss) on investments          .10    .18    .05   (.03)   .09    .11
Total   from
investment operations                   .38    .51    .18    .54    .55    .57
Less dividends from:
    Net investment income              (.28)  (.33)  (.13)  (.57)  (.46)  (.46)
 Change in net asset value              .10    .18    .05   (.03)   .09    .11

Net asset value, end of period        13.47 $13.45 $13.43 $13.37 $13.38 $13.40

Total return (b)                      2.90%  3.86%  1.56%  4.05%  4.14%  4.25%

Ratios/Supplemental Data Ratios to average net assets:
   Net investment income          4.19%(c)4.97%(c)4.17%(c)4.22%4.24%(c)4.21%(c)
   Exp., after expense reductions 1.38%(c) .60%(c)1.59%(c)1.41%1.57%(c)1.60%(c)
   Exp., before expense reductions1.50%(c) .89%(c)2.01%(c)1.63%2.30%(c)1.84%(c)

Portfolio turnover rate             13.16%13.16% 20.60%   20.60% 23.02% 23.02%
Net assets
    at end of period (000)        $18,648$9,510    $0   $15,948 $2,823 $6,469

(a) Commencement of sales of Class B and Class C shares.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year. The total return for Class B Shares reflects a period of 90 days.
(c) Annualized.
 * Period from July 1, 1995 to September 28, 1995, on which date all Class B shares were converted into Class A shares. ** Sales of Class I shares commenced on July 5, 1996.

s c h e d u l e  o f   i n v e s t m e n t s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31,  1996  CUSIPS:  Class A -  532-723-103,Class C - 532-723-509,  Class I 532-723-806
                    NASDAQ  Symbols:  Class A - LTMFX Class C -LTMCX


Principal                                                                                            Credit Rating+
Amount            Issuer-Description                                                                  Moody's/S&P      Value

Alabama       (1.73%)
$1,675,000 Alabama A&M University Housing & General Fee Revenue Series 1992, 5.90%
           due 11/1/02 (Living & Learning Center Project; Insured: MBIA)                                 Aaa/AAA   $1,790,659
  515,000  Alabama Higher Education Loan Corporation Student Loan Revenue
           Refunding Series 1994-A, 4.70% due 3/1/97 (Insured: FSA)                                      Aaa/AAA     515,819
  540,000  Alabama Higher Education Loan Corporation Student Loan Revenue
           Refunding Series 1994-A, 4.70% due 9/1/97 (Insured: FSA)                                      Aaa/AAA     543,316
2,250,000  Alabama Industrial Access Road & Bridge Corporation Capital Improvement
           Series 1991, 5.60% due 6/1/97                                                                 A1/NR     2,268,652
1,000,000  Alabama Water Pollution Control Authority Series 1991, 6.45% due 8/15/02
           (Insured: AMBAC)                                                                              Aaa/AAA   1,079,070
2,500,000  Birmingham Special Care Facility Finance Authority Revenue Series 1990,
           7.625% due 12/1/10, put 12/1/00 (Methodist Homes for the Aging Project;
           LOC: South Trust Bank)                                                                        A1/NR     2,691,125
1,550,000  Birmingham Jefferson Civic Center Authority Special Tax Series 1989, 7.20% due 1/1/01         A/A+      1,657,864
1,320,000  Birmingham Jefferson Civic Center Authority Special Tax, 6.90% due 1/1/98                     A/A+      1,349,396
1,495,000  Houston County Hospital Board Revenue Refunding Series 1984, 7.625% due 4/1/07, pre-refunded
           2/15/02 @ 100 (South East Alabama Medical Center Project; Insured: MBIA)                      Aaa/AAA   1,575,835
1,695,000  Montgomery County Revenue Warrants Series 1992, 6.625% due 4/1/02                             NR/A      1,825,498
  965,000  Morgan County-Decatur Healthcare Revenue, 5.40% due 3/1/00 (Decatur General Hospital
           Project; Insured: Connie Lee)                                                                 NR/AAA      990,592
Alaska     (1.14%)
2,500,000  North Slope Borough G.O. Refunding Series 1992-A, 5.80% due 6/30/02 (Insured: MBIA)           Aaa/AAA   2,650,425
2,500,000  North Slope Borough G.O. Capital Appreciation Series B, 0% due 1/1/99 (Insured: MBIA)         Aaa/AAA   2,290,250
7,000,000  North Slope Borough G.O. Capital Appreciation Series B, 0% due 1/1/01 (Insured: MBIA)         Aaa/AAA   5,797,050
Arizona    (3.31%)
5,250,000  Arizona Educational Loan Marketing Corporation Revenue, Series 1992-A, 6.40% due 3/1/98       A/NR      5,385,398
1,250,000  Arizona Educational Loan Marketing Corporation Revenue, Series 1992-A, 6.70% due 3/1/00       A/NR      1,316,275
1,600,000  Arizona State Certificate of Participation Series 1994-A, 5.45% due 5/1/98 (Insured: AMBAC) Aaa/AAA     1,628,272
2,320,000  Arizona Municipal Finance Program Certificate of Participation Series 15, 8.65% due 8/1/04
           (Flagstaff Project; Insured: BIG)                                                             Aaa/AAA   2,875,849
1,255,000  Maricopa Hospital District General Obligation Series A, 5.00% due 6/1/98 (Insured: FGIC)      Aaa/AAA   1,275,544
1,550,000  Maricopa County School District # 8 Series 1992, 0% due 7/1/99
           (Osborn Elementary School District Project)                                                   A1/A      1,393,776
3,800,000  Maricopa School District # 41 - Gilbert General Obligation, 0% due 7/1/01 (Insured: FGIC)     Aaa/AAA   3,098,102
2,000,000  Maricopa County Unified School District # 41 Refunding, 0% due 7/1/97 (Insured: FGIC)         Aaa/AAA   1,962,860
2,000,000  Maricopa County/Paradise Valley Unified School District General Obligation
           Refunding Series 1992, 0% due 7/1/01 (Insured: AMBAC)                                         Aaa/AAA   1,630,580
2,980,000  Maricopa County Unified School District # 97, 0% due 7/1/97 (Insured: FGIC)                   Aaa/AAA   2,924,661
1,390,000  Maricopa County Unified School District # 97, 0% due 7/1/98 (Insured: FGIC)                   Aaa/AAA   1,307,128
  710,000  Mohave County Certificate of Participation, 4.90% due 7/1/98                                  NR/BBB      705,555
  730,000  Mohave County Certificate of Participation, 5.10% due 7/1/99                                  NR/BBB      721,758
2,000,000  Pima County/Tucson Unified School District # 1 School Improvement Series 1992-D,
           5.50% due 7/1/02 (Insured: FGIC)                                                              Aaa/AAA   2,097,480
   80,457  Scottsdale IDA Hospital Revenue Refunding Series A, Amortizing Coupon
           M-COATES, 7.50% final due 9/1/97 (Scottsdale Memorial Hospital Project)                       Aaa*/AAA*    83,410
  175,000  South Tucson Municipal Property Corporation Series 1990, 8.20% due 6/1/99                     NR/BB       180,796
  175,000  South Tucson Municipal Property Corporation Series 1990, 8.25% due 6/1/00                     NR/BB       182,346
1,290,000  Tempe General Obligation Series 1993-A, 0% due 7/1/99                                         Aa/AA+    1,161,968
1,200,000  Tucson Water System Revenue Refunding Series 1992, 5.80% due 7/1/99                           A1/A+     1,245,120
Arkansas       (.08%)
1,000,000  Arkansas State General Obligation College Savings, 0% due 6/1/02                              Aa/AA       777,110
California (15.08%)
1,000,000  California Health Facilities Financing Authority Series A, 7.40% due 7/1/01
           (Episcopal Homes Project; Insured: California Mortgage Insurance)                             NR/A      1,054,480
7,440,000  California Health Facilities Financing Authority Series 1991-D, 6.50%
           pre-refunded 7/1/01 @ 102 (Catholic Health Care Project; Insured: AMBAC)                      Aaa/AAA   8,197,169
2,155,000  California Public Capital Improvement Finance Authority Revenue Series
           1988-E, 8.25% due 3/1/98                                                                      Baa/NR    2,240,144
2,000,000  California State General Obligation, 6.50% due 10/1/99                                        A1/A      2,121,860
1,225,000  California Statewide Communities Development Authority Insured Health
           Facilities Revenue Certificate of Participation Series 1992, 6.40% due 5/1/02
           (Eskaton Properties Inc. Phase II Project)                                                    NR/A      1,278,116
1,100,000  California Statewide Communities Development Authority Certificate of
           Participation, 3.11% (inverse floater) due 1/1/02 (Motion Picture & Television
           Fund Project; Insured: AMBAC)                                                                 Aaa/AAA     993,124
1,905,000  Chula Vista Multifamily Housing Refunding Revenue Series 1985, 5.75%
           due 11/1/07, mandatory put 11/1/97 (Eucalyptus Grove Project; Insured:
           Continental Insurance Co.)                                                                    NR/A+     1,909,420
  910,000  Fairfield-Suisun Sewer District Revenue Refunding Series A, 6.50% due 5/1/03
           (Insued: MBIA)                                                                                Aaa/AAA     994,848
7,730,000  Glendale Hospital Revenue Series 1994, 7.625% due 1/1/05
           (Verdugo Hills Project; Surety Bond: Industrial Indemnity)                                    NR/A+     8,462,417
1,000,000  Lancaster Redevelopment Agency Lease Revenue Notes Series 1995, 4.90% due 12/1/00
           (LOC: Sumitomo Bank / Dai Ichi Kangyo Bank)                                                   NR/SP1      991,750
5,710,000  Los Angeles Water and Power, 7.10% due 1/15/31, crossover refunded 1/15/01 @102               Aa/AA-    6,359,912
1,500,000  Los Angeles Unified School District Certificate of Participation, 6.20% due 6/1/01
           (Dr. Francisco Bravo Medical Project)                                                         A/A-      1,586,520
1,400,000  Los Angeles Wastewater System Revenue, 6.80% pre-refunded 8/1/98 @102                         AAA/A     1,491,686
2,000,000  Los Angeles County Certificate of Participation Mobile Digital Communications,
           7.70% due 7/15/01                                                                             Baa1/BBB+ 2,043,160
1,485,000  Los Angeles County Health Facilities Authority Rev., 7.20% due 3/1/01
           refunded 3/1/98 (Civic View Medical Center Project)                                           AAA+/A    1,571,382
1,050,000  Los Angeles County Certificate of Participation Series B, 5.50% due 7/1/98                    A1/A+     1,068,270
1,000,000  Los Angeles Transit Finance Corporation Certificate of Participation
           Series 1992-B, 5.70% due 7/1/99                                                               A1/A+     1,027,130
1,995,000  Los Angeles Transportation Commission Certificate of Participation, 5.90% due 7/1/00          A1/A+     2,066,241
2,500,000  Los Angeles Transportation Commission Certificate of Participation, 6.00% due 7/1/01          A1/A+     2,609,850
2,000,000  MSR Public Power Agency Series 1987-C, 6.70% due 7/1/02                                       A/A       2,044,300
1,500,000  MSR Public Power Agency Series F, 5.45% due 7/1/01
           (San Juan Project; Insured: AMBAC)                                                            Aaa/AAA   1,565,535
  265,000  New Haven Unified School District Certificate of Participation, 7.00% due 12/1/99             NR/A-       281,838
2,500,000  Orange County Refunding Recovery, 5.10% due 6/1/02 (Insured: MBIA)                            Aaa/AAA   2,569,000
4,000,000  Orange County Refunding Recovery, 5.20% due 6/1/03 (Insured: MBIA)                            Aaa/AAA   4,136,600
7,600,000  Orange County Refunding Recovery, 6.50% due 6/1/04 (Insured: MBIA)                            Aaa/AAA   8,452,948
5,200,000  Orange County Refunding Recovery, 6.50% due 6/1/05 (Insured: MBIA)                            Aaa/AAA   5,809,752
1,000,000  Orange County Local Transportation Measure "M" Sales Tax Revenue, 5.50% due 2/15/01           Aa/AA     1,037,950
8,300,000  Orange County Local Transportation Authority Sales Tax Revenue, 2.60%
           (inverse floater) due 2/15/99 (Insured: FGIC)                                                 Aaa/AAA   8,053,905
13,000,000 Orange County Recovery Certificate of Participation Series A, 5.50% due 7/1/02 (Insured: MBIA)Aaa/AAA13,587,860
2,000,000  Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.15%
           due 11/1/14, put 11/1/99 (LOC: Industrial Bank of Japan)                                      A1/A+     2,056,980
5,000,000  Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.35%
           due 11/1/14, put 11/1/01 (LOC: Industrial Bank of Japan)                                      A1/A+     5,107,650
2,475,000  Oxnard Harbor District Revenue Refunding, 6.60% due 8/1/00 (Insured: Capital Guaranty)        Aaa/AAA   2,601,745
2,855,000  Redwood City Multifamily Housing Revenue Series 1985-B, 5.20% due 10/1/08,
           put 10/1/00 (Redwood Shores Apartment Project; LOC: Continental Casualty)                     NR/A+     2,854,772
2,100,000  San Joaquin County Certificate of Participation, 5.50% due 9/1/99
           (General Hospital Project)                                                                    A/A-      2,130,471
2,000,000  San Marcos PFA Tax Allocation Series 1992-A, 5.60% due 1/1/01
           (Insured: Capital Guaranty) Escrowed to Maturity                                              Aaa/AAA   2,096,860
1,310,000  San Marcos PFA Custodial Receipts Revenue, 0% due 7/1/98, Escrowed to Maturity                Aaa/NR    1,230,090
1,990,000  San Marcos PFA Custodial Receipts Revenue, 0% due 3/1/99, Escrowed to Maturity                Aaa/NR    1,812,273
1,990,000  San Marcos PFA Custodial Receipts Revenue, 0% due 9/1/99, Escrowed to Maturity                Aaa/NR    1,771,478
1,995,000  San Marcos PFA Custodial Receipts Revenue, 0% due 3/1/00, Escrowed to Maturity                Aaa/NR    1,730,623
4,180,000  Santa Margarita / Dana Point Authority Revenue Improvement District Series A,
           9.50% due 8/1/03 (Insured: MBIA)                                                              Aaa/AAA   5,293,134
6,035,000  Simi Valley Community Development Agency Certificate of Participation,
           6.05% due 10/1/18, mandatory put 10/1/99 (Simi Valley Business Center
           Project; Insured: New England Mutual Life)                                                    NR/AA-    6,299,333
1,000,000  Sonoma County Certificate of Participation Public Works Improvement Program,
           5.875% due 8/1/04 (Integrated Waste Project)                                                  NR/A+     1,039,650
2,000,000  Southgate Recreation & Park District Certificate of Participation, 5.15% due 10/1/21, put
           10/1/01 (Wildhawk Golf Club Project; LOC: U.S. Bank of California)                            NR/A+     2,040,320
1,300,000  University of California Regents Certificate of Participation Series 1996-A,
           5.00% due 6/1/99 (Various Capital Projects; Insured: MBIA)                                    Aaa/AAA   1,326,312
1,300,000  University of California Regents Certificate of Participation Series 1996-A,
           5.15% due 6/1/00 (Various Capital Projects; Insured: MBIA)                                    Aaa/AAA   1,333,475
1,400,000  University of California Regents Certificate of Participation Series 1996-A,
           5.25% due 6/1/01 (Various Capital Projects; Insured: MBIA)                                    Aaa/AAA   1,444,408
1,400,000  University of California Regents Certificate of Participation Series 1996-A,
           5.15% due 9/1/00 (Various Capital Projects; Insured: MBIA)                                    Aaa/AAA   1,438,458
1,500,000  University of California Regents Certificate of Participation Series 1996-A,
           5.25% due 9/1/01 (Various Capital Projects; Insured: MBIA)                                    Aaa/AAA   1,549,965
  510,000  University of California Revenue Series A, 11.00% due 9/1/99                                  NR/A-       593,339
  780,000  University of California Revenue Series A, 6.30% due 9/1/00                                   NR/A-       823,407
Colorado   (5.30%)
  500,000  Arvada Limited Sales & Use Tax Series 1991, 6.50% due 6/1/01, Escrowed to Maturity            Aaa*/NR     537,555
2,355,000  Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 5.90%
           due 3/1/01 (Insured: MBIA)                                                                    Aaa/AAA   2,479,438
1,465,000  Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 6.00%
           due 3/1/02 (Insured: MBIA)                                                                    Aaa/AAA   1,542,997
   10,000  Boulder County Single Family Revenue Series 1982-A, 10.00% due 5/1/98                         NR/CCC        9,513
  385,000  Boulder County Single Family Revenue Series 1982-A, 10.00% due 11/1/98                        NR/CCC      363,713
  390,000  Boulder County Single Family Revenue Series 1982-A, 10.00% due 11/1/99                        NR/CCC      361,401
  490,000  Castle Pines Metropolitan District General Obligation Refunding & Improvement,
           7.50% due 12/1/99 (Insured: FSA)                                                              Aaa/AAA     532,875
2,000,000  Colorado Housing Finance Authority Capital Appreciation Series A, 0% due 11/1/01              Aa/AA+    1,529,260
1,000,000  Colorado Certificate of Participation, 4.75% due 5/1/97 (Insured: AMBAC)                      Aaa/AAA   1,004,170
  885,000  Colorado Student Loan Authority Revenue, 6.625% due 6/1/99                                    A/NR        925,816
1,140,000  Colorado Student Loan Revenue Series 1992-B, 6.20% due 9/1/98                                 A/NR      1,172,809
  855,000  Colorado Student Loan Revenue Series 1992-B, 6.40% due 9/1/99                                 A/NR        892,269
3,405,000  Colorado Student Loan Revenue Series 1992-B, 6.55% due 12/1/02                                A/NR      3,623,907
2,490,000  Colorado Student Obligation Bond Authority Revenue Series 1992-F, 5.90% due 9/1/02            A/NR      2,571,921
3,230,000  Colorado Student Obligation Bond Authority Revenue Series 1994-L, 5.90% due 9/1/00            A/NR      3,356,713
  890,000  Denver Housing Corporation Revenue, 7.20% due 10/1/04 (HUD Section 8)                         A/NR        903,270
1,080,000  Denver City & County Industrial Development Revenue, 7.40% due 3/1/03                         NR/BBB+   1,177,664
           (University of Denver Project)
1,155,000  Denver City & County Industrial Development Revenue, 7.50% due 3/1/04
           (University of Denver Project)                                                                NR/BBB+   1,258,950
1,185,000  Denver City & County Industrial Development Revenue, 7.60% due 3/1/05
           (University of Denver Project)                                                                NR/BBB+   1,288,379
3,500,000  Denver City & County Industrial Development Revenue, 5.375% due 7/1/11, put 7/1/00
           (Translogic Corporation Project; LOC: Commerzbank)                                            NR/AA-    3,514,945
  405,000  Denver City & County Industrial Development Revenue Series 1985, 6.40% due 6/1/10,
           put 6/1/99 (4999 Ltd. Project; LOC: Central Bank National Association)                        NR/A+       423,926
2,335,000  Denver School District #1 Certificate of Participation Series 1996, 5.25% due 12/15/01
           (Insured: AMBAC)                                                                              Aaa/AAA   2,411,962
2,460,000  Denver School District #1 Certificate of Participation Series 1996, 5.50% due 12/15/02
           (Insured: AMBAC)                                                                              Aaa/AAA   2,574,144
2,175,000  Highlands Ranch Metro District #2 General Obligation, 6.00% due 6/15/04 (Insured: FSA)        Aaa/AAA   2,358,157
2,800,000  Jefferson County Industrial Development Refunding Revenue Series 1993,
           4.60% due 12/1/97 (Dayton Hudson Project)                                                     NR/BBB+   2,791,461
2,000,000  Summit County Recreational Facilities Revenue, 5.80% due 4/1/17, put 10/1/98
           (Copper Mountain Project; LOC: Daiwa Bank)                                                    NR/BBB    1,982,040
1,000,000  University of Colorado Certificate of Participation, 7.10% due 12/1/99                        A/NR      1,073,520
1,750,000  Westminster MFHR, 7.75% due 12/1/07, put 12/1/98 (Green Lawn Apartments
           Project; Insured: FGIC)                                                                       Aaa/AAA   1,777,475
2,725,000  Westminster Multifamily Housing Revenue series 1995, 5.95% due
           9/1/15, put 9/1/06 (Semper Village Apartments; Insured A.X.A. Re/U.K.)                        NR/AA     2,804,052
1,245,000  Westminster Sales & Use Tax Revenue Refunding Series 1996, 5.50% due 12/1/00                  NR/AA     1,292,820
1,350,000  Westminster Sales & Use Tax Revenue Refunding Series 1996, 5.50% due 12/1/01                  NR/AA     1,406,484
Connecticut(2.53%)
1,710,000  Bristol Resource Recovery Facility Solid Waste
           Revenue Refunding Series 1995, 5.20% due 7/1/97 (Ogden Martin of Bristol Project)             A/NR      1,714,839
2,290,000  Bristol Resource Recovery Facility Solid Waste
           Revenue Refunding Series 1995, 5.40% due 7/1/98 (Ogden Martin of Bristol Project)             A/NR      2,308,343
1,045,000  Capital Region Education Council, 6.375% due 10/15/05                                         NR/BBB    1,038,981
1,000,000  Connecticut Housing Finance Authority Series 1988-B, 6.90% due 11/15/98                       Aa/AA     1,026,250
  565,000  Connecticut Housing Finance Authority Series B1, 7.55% due 11/15/08 (LOC: FHA/VA)             Aa/AA       567,413
  700,000  Connecticut Resource Recovery Authority, 7.125% due 11/15/08 (Wallingford Project;
           LOC: National Westminister)                                                                   Aa2/AA      723,758
10,000,000 Connecticut Unemployment Compensation Advance Fund Refunding Revenue Series 1996-A,
           5.50% due 5/15/01 (Insured AMBAC)                                                            Aaa/AAA   10,416,500
1,000,000  Connecticut Special Tax Obligation Revenue Series C, 7.40%
           due 10/1/04, pre-refunded 10/1/98                                                             NR/AAA    1,077,790
5,540,000  Connecticut State Special Tax Obligation Series 1989-B, 0% due 7/1/99
           (Transportation Infrastructure Project; Insured: AMBAC)                                       Aaa/AAA   4,977,358
Delaware   (.17%)
1,500,000  Delaware Solid Waste System Revenue, 6.00% due 7/1/03 (Insured: MBIA)                         Aaa/AAA   1,615,005
District of Columbia (1.81%)
1,000,000  District of Columbia General Obligation 1986 Series A, 7.60% due 6/1/00, pre-refunded 6/1/97 Aaa*/B     1,030,760
1,000,000  District of Columbia General Obligation 1988 Series A, 7.65% due 12/1/03 (Insured: MBIA)      Aaa/AAA   1,085,110
1,505,000  District of Columbia General Obligation Capital Appreciation Refunding,
           0% due 6/1/02 (Insured: MBIA)                                                                 Aaa/AAA   1,153,583
3,380,000  District of Columbia General Obligation 1994 Series A-3, 4.90% due 6/1/00                     Ba/B      3,342,888
1,500,000  District of Columbia General Obligation Refunding Series A, 5.30% due 6/1/00                  Ba/B      1,502,250
2,000,000  District of Columbia General Obligation Refunding Series A, 5.50% due 6/1/01 (Insured: FSA)   Aaa/AAA   2,063,060
4,000,000  District of Columbia Certificate of Participation Series 1993, 6.875% due 1/1/03              NR/B-     4,097,440
1,000,000  District of Columbia Revenue, 6.00% due 7/15/03 (Children's Hospital Project; Insured: FGIC) Aaa/AAA    1,059,680
1,330,000  District of Columbia Revenue, 6.00% due 8/15/05 (Medlantic Healthcare Project; Insured: MBIA) Aaa/AAA   1,424,071
  275,000  District of Columbia Association of American Medical College, 7.20% due 2/15/01               NR/AA-      297,897
   25,000  District of Columbia Health Revenue Assoc. of American Medical Colleges, 0% due 2/15/02       NR/AA-       17,758
Florida    (3.12%)
  550,000  Brevard County Tourist Development Tax Revenue, 6.325% due 3/1/03 (Florida Marlins'
           Training Facilities) (Nova University Project) Escrowed to Maturity                           NR/NR       565,339
  620,000  Cape Coral Special Assessment, 6.50% due 7/1/98 (Insured: MBIA)                               Aaa/AAA     640,981
3,000,000  Collier County School Board Certificates of Participation, 5.50% due 2/15/03 (Insured: FSA)   Aaa/AAA   3,122,760
5,000,000  Dade County Solid Waste System Special Obligation Revenue, 5.25% due 10/1/03
           (Insured: AMBAC)                                                                              Aaa/AAA   5,158,300
6,590,000  Dade County Housing Finance Authority Multifamily Mortgage Revenue Series 1985-A,
           4.60% due 1/1/15, put 1/1/99 (Gulf View Apartments Project; LOC: Sumitomo & Credit Suisse)    NR/AAA    6,603,575
3,000,000  Florida Housing Finance Authority Multifamily Housing Revenue, 5.10% due 4/1/13, put
           4/1/02 (Park Colony Project; LOC: Mellon Bank)                                                NR/A+     3,026,550
3,000,000  Florida Housing Finance Authority Series 1983-I, 4.85% due 12/1/05, put 12/1/99
           (Wood Forest Project; LOC: Connecticut General)                                               NR/AA     3,015,420
  770,000  Florida Housing Finance Authority Series 1983-I, 4.85% due 12/1/05, put 12/1/99
           (Wood Forest Project; LOC: Connecticut General)                                               NR/AA       777,970
  760,000  Florida Housing Finance Authority Capital Appreciation Residential
           Mortgage Revenue, 0% due 7/15/01 (LOC: Citibank)                                              NR/AA       471,489
1,500,000  Florida Housing Finance Agency Revenue, 6.25% due 12/1/06
           (Hammocks Place Project)                                                                      NR/AAA    1,568,415
1,000,000  Lee County School Board Certificate of Participation, 6.20% due 8/1/00 (Insured: FSA)         Aaa/AAA   1,050,710
1,195,000  Lee County School Board Certificate of Participation, 6.30% due 8/1/01 (Insured: FSA)         Aaa/AAA   1,284,159
  665,000  Martin County Combined Special Assessment Series 1990-A, 8.125% due 3/1/01                    NR/NR       733,036
  445,000  North Broward Hospital Revenue, 5.80% due 1/1/00 (Insured: MBIA)                              Aaa/AAA     463,472
  940,000  Palm Beach County Industrial Development Revenue Series 1996, 6.00% due 12/1/06
           (Lourdes-Noreen McKeen Residence for Geriatric Care Project; LOC: Allied Irish Bank)          NR/A+       974,056
Georgia    (.95%)
2,930,000  Augusta Housing Authority MFHR Series 1992, 5.50% due 4/1/05, put 4/1/97
           (Stevens Creek Commons Project; LOC: Federal Home Loan Bank)                                  NR/AAA    2,945,441
1,590,000  Burke County Development Authority Pollution Control Revenue, 6.25% due 1/1/03
           (Insured: MBIA)                                                                               Aaa/AAA   1,714,895
3,250,000  DeKalb County Multi-family Housing Revenue Series 1985-G, 5.50% due 7/15/07,
           put 7/15/97 (DeKalb Crossing Project; Insured: Continental Casualty)                          NR/A+     3,255,103
1,000,000  Gwinnett County Dev Auth Rev, 6.95% due 6/1/01 (Mead Corp. Project) Escrowed to Maurity       NR/AAA*   1,052,910
Hawaii        (1.12%)
6,000,000  Hawaii State Refunding Series CB, 5.00% due 1/1/00                                            Aa/AA     6,125,520
2,000,000  Hawaii Airport System Revenue Refunding, 5.10% due 7/1/99 (Insured: MBIA)                     Aaa/AAA   2,043,720
  840,000  Hawaii State Department Budget & Finance Special Purpose Mortgage
           Revenue, 7.125% due 7/1/98 (Wahiawa General Hospital Project)                                 NR/BBB-     861,403
1,500,000  Hawaii State Department Budget & Finance Special Purpose Mortgage
           Revenue, 5.70% due 7/1/03 (Kapiolani Health Care System Project)                              A/A       1,545,090
Idaho      (.61%)
  589,286  Boise Industrial Development Corporation IDRB Series 1985, 10.816% due 8/29/00
           (Associated Dairies Project; Guaranteed: Chemical Bank)                                       A2*/A*      589,350
4,980,000  Idaho Falls Electric Revenue Refunding, 0% due 4/1/00 (Insured: FGIC)                         Aaa/AAA   4,291,664
  820,000  Idaho Student Loan Marketing Association Refunding Revenue Series 1992,
           6.40% due 10/1/99                                                                             NR/NR       836,605
Illinois   (1.24%)
3,350,000  Cook County Community Unified School District #401 Series 1996, 0% due 12/103
           (Insured: FSA)                                                                                Aaa/AAA   2,390,325
1,455,000  Cook County Community College District 508 COP, 7.70% due 1/1/97 (Insured: FGIC)              Aaa/AAA   1,455,000
1,800,000  Cook County Community College District 508 COP, 8.50% due 1/1/02 (Insured: FGIC)              Aaa/AAA   2,101,122
1,000,000  Hoffman Estates Tax Increment Revenue, 7.00% due 11/15/97 (Hoffman
           Estates Economic Development Project; LOC: Union Bank of Switzerland)                         Aaa/AAA   1,025,770
2,000,000  Illinois Health Facilities Authority Revenue Series 1992, 7.00% due 7/1/02
           (Trinity Medical Center Project)                                                              Baa1/NR   2,061,900
1,000,000  Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due 8/15/05
           (Community Provider Pooled Loan Program Project)                                              NR/NR     1,040,400
1,575,000  Winnebago & Boone Counties School District # 205 G.O., 7.00% due 2/1/98 (Insured: FSA)        NR/AAA    1,629,495
Indiana    (4.05%)
1,195,000  Columbus School Building Corporation, 5.50% due 1/15/01 (Insured: MBIA)                       Aaa/AAA   1,240,004
1,255,000  Columbus School Building Corporation, 5.50% due 1/15/02 (Insured: MBIA)                       Aaa/AAA   1,305,150
  895,000  Gary Indiana Judgement Funding General Obligation, 6.60% due 6/15/99                          NR/NR       925,296
  570,000  Gary Indiana Judgement Funding General Obligation, 6.60% due 12/15/99                         NR/NR       592,469
2,000,000  Indiana Bond Bank Series B, 7.25% due 2/1/01 (Special Loan Program)                           A/A       2,094,000
1,120,000  Indiana Bond Bank Special Program Series 1992-B, 5.60% due 8/1/99                             NR/A      1,154,922
1,000,000  Indiana Bond Bank State Revolving Fund Guaranty Revenue Series 1993-A,
           5.30% due 2/1/99                                                                              NR/A      1,020,690
2,640,000  Indiana Bond Bank State Revolving Fund Guaranty Revenue Series 1993-A,
           5.50% due 2/1/00                                                                              NR/A      2,715,874
3,000,000  Indiana Health Facilities Hospital Revenue, 8.30% due 8/15/20, pre-refunded 8/15/00 @102
           (Hancock Memorial Project)                                                                    NR/AAA    3,422,970
1,500,000  Indiana Health Facilities Revenue, 5.55% due 7/1/01
           (Marion General Hospital Project; Insured: MBIA)                                              Aaa/AAA   1,559,805
  500,000  Indianapolis Economic Development Revenue, 8.625% due 12/1/07, put 12/1/97
           (Suncrest Project; FNMA Collateralized)                                                       NR/AAA      522,660
6,200,000  Indianapolis Ind Local Public Improvement Bond Bank Trans Rev Series 1996,
           6.00% due 1/10/01                                                                             NR/NR     6,289,528
1,220,000  Indianapolis Ind Local Public Improvement Bond Bank Trans Rev, 0% due 7/1/05                  Aa/AA-      787,290
1,240,000  Indianapolis Ind Local Public Improvement Bond Bank Trans Rev, 0% due 7/1/06                  Aa/AA-      752,308
10,000,000 Jasper County Pollution Control Revenue Series 1994-C, 5.10% due 4/1/19, put
           1/2/97 daily demand notes (LOC: United Bank of Switzerland)                                   Aaa/VMIG1 10,000,000
1,645,000  Logansport Multi-Purpose School Building Corporation First Mortgage
           Refunding Series 1992, 5.50% due 7/1/01                                                       NR/A      1,703,891
1,000,000  Purdue University Certificates of Participation Series 1996, 4.65% due 7/1/02                 Aa2/AA-     995,930
1,100,000  Purdue University Certificates of Participation Series 1996, 4.75% due 7/1/03                 Aa2/AA-   1,098,724
Iowa       (1.51%)
  500,000  Davenport Hospital Revenue Series A, 6.90% due 7/1/99 (St. Luke's
           Hospital Project; Insured: AMBAC)                                                             Aaa/AAA     530,750
1,225,000  Des Moines Hospital Revenue Refunding Series 1996-A, 6.25% due 11/15/04
           (Des Moines General Hospital Project; LOC: Norwest)                                           Aa2/NR    1,316,140
  500,000  Iowa Higher Educational Loan Facilities Authority, 5.50% due 8/1/02 (Insured: MBIA)           Aaa/AAA     500,790
1,500,000  Iowa Certificate of Participation, 6.10% due 7/1/01 (Insured: AMBAC)                          Aaa/AAA   1,589,895
2,000,000  Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991
           Series C, 6.80% due 12/1/02                                                                   Aaa/AAA   2,145,500
  750,000  Iowa Student Loan Liquidity Corporation Student Loan Revenue
           Series A, 6.35% due 3/1/01                                                                    Aa1/NR      780,735
2,600,000  Marion Commercial Development Revenue Refunding Series 1991-A, 7.25% due 1/1/14,
           put 7/1/02 (Collins Road Project; Insured: Trygg-Hansa)                                       NR/A+     2,765,412
4,445,000  Muscatine Electric Revenue Refunding Series 1992, 5.40% due 1/1/00 (Insured: AMBAC)           Aaa/AAA   4,585,018
Kansas     (.91%)
1,000,000  Kansas City Industrial Revenue Series 12/1/84, 7.20% due 12/1/04
           (Ash Grove Cement Project)                                                                    Aa2/NR    1,034,050
2,000,000  Lenexa Industrial Revenue Series 8/1/83, 9.50% due 8/1/98 (J.C. Nichols Co. Project)          NR/NR     2,138,020
   10,000  Olathe Single Family Mortgage Revenue Series A, 9.375% due 11/1/00                            NR/A         10,251
1,000,000  Sedwick County Unified School District No. 265, 8.20% due 10/1/03 (Insured: FSA)              Aaa/AAA   1,205,660
4,025,000  Topeka Multifamily Housing Revenue Refunding Series 1991-A, 7.25%
           due 4/1/21, put 4/1/02 (Fleming Court Project; Insured: Trygg-Hansa)                          NR/A+     4,220,213
Kentucky   (.80%)
4,500,000  Jefferson County Insured Hospital Revenue Series 1992, 7.77% (inverse floater)
           due 10/1/02 (Alliant Health Systems; Insured: MBIA)                                           Aaa/AAA   5,085,000
2,350,000  Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/03
           (Paul B. Hall Medical Center Project; Guaranteed: Health Management Associates)               NR/NR     2,497,016
Louisiana  (4.25%)
2,020,000  East Baton Rouge Parish Public Improv. Sales Tax Series 1993-A, 8.00%
           due 2/1/00 (Insured: FGIC)                                                                    Aaa/AAA   2,227,434
2,165,000  East Baton Rouge Parish Public Improv. Sales Tax Series 1993-A, 8.00%
           due 2/1/01 (Insured: FGIC)                                                                    Aaa/AAA   2,441,211
1,100,000  Louisiana Public Facilities Authority Hospital Revenue & Refunding, 1.65%
           (inverse floater) due 7/1/97 (St. Francis Medical Center Project; Insured: FSA)               Aaa/AAA   1,088,901
1,000,000  Louisiana Public Facilities Authority Hospital Revenue & Refunding, 2.15%
           (inverse floater) due 7/1/98 (St. Francis Medical Center Project; Insured: FSA)               Aaa/AAA     973,810
1,200,000  Louisiana Public Facilities Authority Hospital Revenue & Refunding, 2.45%
           (inverse floater) due 7/1/99 (St. Francis Medical Center Project; Insured: FSA)               Aaa/AAA   1,153,860
1,100,000  Louisiana Public Facilities Authority Hospital Revenue & Refunding, 2.70%
           (inverse floater) due 7/1/00 (St. Francis Medical Center Project; Insured: FSA)               Aaa/AAA   1,036,893
1,300,000  Louisiana Public Facilities Authority Hospital Revenue & Refunding, 2.90%
           (inverse floater) due 7/1/01 (St. Francis Medical Center Project; Insured: FSA)               Aaa/AAA   1,198,132
3,000,000  Louisiana PFA MFHR Series 1991, 6.00% due 7/1/07, put 7/1/97
           (Riverview Villas Project; Guaranteed: Connecticut General Life)                              NR/AA     3,006,570
3,000,000  Louisiana PFA Student Loan Revenue Series A-1, 5.90% due 3/1/99                               Aaa/NR    3,068,760
2,250,000  Louisiana PFA Student Loan Revenue Series A-1, 6.10% due 3/1/00                               Aaa/NR    2,326,793
1,850,000  Louisiana PFA Local Government G.O. Refunding Series A, 4.85% due 3/1/99
           (Insured: FSA)                                                                                Aaa/AAA   1,877,620
  915,000  Louisiana PFA MFHR, 5.95% due 3/15/05 (Oakleigh Apts. Project; LOC: AXA Guaranty)             NR/AA       939,696
1,500,000  Louisiana General Obligation Refunding Series 1987-B, 8.00% due 5/1/00,
           pre-refunded 5/1/97 (Insured: Capital Guaranty)                                               NR/AAA    1,551,300
2,125,000  Louisiana Unlimited Tax General Obligation Series A, 6.00% due 8/1/01 (Insured: FGIC)         Aaa/AAA   2,256,495
2,450,000  Louisiana Recovery District Sales Tax Refunding Series 1992, 5.70% due 7/1/98                 A/A-      2,514,362
5,000,000  Louisiana Recovery District Sales Tax Refunding Series 1992,
           5.50% due 7/1/98 (Insured: MBIA)                                                              Aaa/AAA   5,114,000
  500,000  Louisiana State University Agricultural & Mechanical College Board,
           7.70% due 4/15/02, Escrowed to Maturity                                                       NR/AAA*     570,575
5,815,000  Orleans Levee District Public Improvement Trust Receipts Series 1995-A, 5.95%
           due 11/1/01 (Insured: FSA)                                                                    Aaa/NR    6,192,801
  460,000  Ouachita Parish Hospital Revenue District # 1 Series 1991, 7.25% due 7/1/01                   NR/A-       508,259
Maine      (.38%)
3,000,000  Maine Finance Authority MFHR Series 1988, 5.25% due 9/1/18, put 9/3/99
           (Back Bay Tower Project; LOC: Sakura Bank)                                                    A3/NR     3,076,590
  500,000  Regional Waste Systems Incorporated Series A-C, 7.30% due 7/1/98                              NR/AA       522,530
Maryland   (.36%)
2,000,000  Howard County Maryland Multifamily Housing Revenue, 7.00% due 7/1/24,
           put 7/1/04, (Chase Glen Prject; Guaranty: Avalon Prop.)                                       NR/NR     2,158,160
1,105,000  Washington Suburban Sanitary District Series 1994, 8.75% due 6/1/99                           Aa1/AA    1,222,826
Massachuse (5.67%)
1,000,000  Boston General Obligation Series A, 7.25% due 7/1/99                                          A/A+      1,061,180
1,600,000  Boston General Obligation Series A, 7.60% due 2/1/04, prerefunded 2/1/99                      Aaa+/A+   1,741,104
1,000,000  Boston FHA Insured City Hospital Revenue Series A, 7.15% due 2/15/01, pre-refunded 8/15/00
           (Boston City Hospital Project)                                                                Aaa/NR    1,111,020
   90,000  Haverhill General Obligation Municipal Purpose Loan Series 1991, 7.50% due 10/15/11           Baa/BBB      99,588
  765,000  Holyoke General Obligation, 9.85%, due 11/1/08, refunded 11/1/97 @ 102                        Aaa/NR      815,452
  595,000  Holyoke General Obligation Electric Revenue Series 1991-A, 8.00% due 6/1/01                   Baa/NR      641,243
  500,000  Holyoke General Obligation Sewer Revenue Series B, 8.00% due 6/1/01                           Baa/NR      534,865
1,670,000  Holyoke General Obligation School Project Loan Act of 1948, 7.35% due 8/1/02                  Baa/NR    1,855,520
1,060,000  Lynn General Obligation, 7.00% due 1/15/04                                                    Baa1/NR   1,149,167
  660,000  Massachusetts Educational Loan Revenue Series 1985-C, 7.875% due 6/1/03
           (LOC: Rabobank Nederland)                                                                     NR/AAA      684,017
2,000,000  Massachusetts General Obligation Consolidated Loan of 1991 Series B, 0% due 6/1/01            A1/A+     1,641,000
2,000,000  Massachusetts General Obligation Consolidated Series 1987-A, 5.75% due 3/1/99                 A1/A+     2,044,900
2,315,000  Massachusetts Dedicated Income Tax Series A General Obligation, 7.875% due 6/1/97             A1/A+     2,357,272
3,000,000  Massachusetts Hynes Convention Center Authority Refunding Series 1992, 0% due 9/1/00          A1/A+     2,560,260
2,500,000  Massachusetts Hynes Convention Center Authority Refunding Series 1992, 0% due 9/1/02          A1/A+     1,928,825
  690,000  Massachusetts State Health & Education Facilities Authority Series B, 6.50% due 7/1/97
           (Charlton Hospital Project)                                                                   A/A         698,584
1,465,000  Massachusetts State Health & Education Facilities Authority Series B, 6.70% due 7/1/98
           (Charlton Hospital Project)                                                                   A/A       1,508,716
1,245,000  Massachusetts State Health & Education Facilities Authority Series B, 6.875% due 7/1/99
           (Charlton Hospital Project)                                                                   A/A       1,301,610
2,650,000  Massachusetts State Health & Education Facilities Authority Series B, 5.50% due 5/15/11, put
           5/15/01 (Community Health Capital Fund Project; LOC: First National Bank of Boston)           NR/NR     2,674,380
2,500,000  Massachusetts IFA Recovery Refunding Revenue Series 1993-A, 5.45% due 7/1/01
           (Insured: FSA)                                                                                Aaa/AAA   2,586,525
1,910,000  Massachusetts IFA Stetson Place Development Trust Series A, 5.125% due 6/1/08,
           put 6/1/98 (LOC: State Street Bank & Trust)                                                   Aa2/NR    1,918,977
5,000,000  Massachusetts IFA First Mortgage Revenue Series 1996-B, 5.00% due 5/1/26, put 5/1/02
           (Orchard Cove Project; LOC: Fleet National Bank)                                              NR/A      4,999,650
2,080,000  New Bedford Industrial Revenue, 7.42% due 7/1/02 (Aerovox Corporation Project)                NR/A-     2,135,910
2,000,000  New England Educational Loan Marketing Corporation Student Loan Revenue
           Series 1993-E, 5.00% due 7/1/99                                                               A1/A-     2,026,220
1,000,000  New England Educational Loan Marketing Corporation Student Loan Revenue
           Series 1992-F, 6.50% due 9/1/02                                                               Aa/NR     1,078,560
3,000,000  New England Educational Loan Marketing Corporation Student Loan Revenue
           Series 1993-B, 5.40% due 6/1/00                                                               A1/A-     3,066,390
  425,000  South Essex Sewer District General Obligation, 9.00% due 12/1/97                              Baa1/NR     445,408
  425,000  South Essex Sewer District General Obligation, 9.00% due 12/1/98                              Baa1/NR     462,986
  295,000  South Essex Sewer District General Obligation, 9.00% due 12/1/99                              Baa1/NR     332,610
  550,000  Springfield General Obligation, 7.75% due 5/1/99                                              Baa/NR      586,801
  250,000  Springfield General Obligation, 7.75% due 5/1/00                                              Baa/NR      271,402
  300,000  Springfield General Obligation, 7.75% due 5/1/01                                              Baa/NR      330,408
  300,000  Springfield General Obligation, 7.80% due 5/1/02                                              Baa/NR      331,728
1,500,000  Tanton General Obligation, 8.00% due 2/1/06 (Insured: MBIA)                                   Aaa/AAA   1,830,135
2,000,000  University of Massachusetts Bldg. Authority Ref. Revenue Series 1991-A, 6.80% due 5/1/99      A1/A+     2,117,940
1,000,000  University of Massachusetts Bldg. Authority Ref. Revenue Series 1991-A, 7.15% due 5/1/03      A1/A+     1,134,710
1,250,000  Worcester Municipal Purpose Loan of 1991 General Obligation,
           6.80% due 5/15/01 (Insured: MBIA)                                                             Aaa/AAA   1,364,637
Michigan   (2.43%)
1,300,000  Detroit General Obligation Series 1990-A, 8.50% due 4/1/00                                    Ba1/BBB   1,432,935
1,500,000  Detroit Distributable State Aid General Obligation Unlimited Series 1992,
           5.625% due 5/1/97                                                                             Baa/BBB+  1,510,335
3,000,000  Detroit Economic Development Corp. Refunding, 7.00% due 6/1/12, put 6/1/02
           (F.H. Associates Project; Surety: ITT Lyndon Property Insurance)                              NR/NR     3,172,890
1,000,000  Flint Hospital Building Authority, 4.20% due 7/1/15, put 1/7/97 weekly demand notes
           (LOC: LaSalle National Bank)                                                                  A1/VMIG1  1,000,000
1,200,000  Flint Tax Increment Finance Authority Limited Tax General Obligation Series 1985,
           9.30% due 6/1/97, Escrowed to Maturity                                                        Baa/AAA*  1,227,660
1,325,000  Michigan State Hospital Finance Authority Revenue Series 1991-A, 8.30% due 9/1/02             Ba/BBB-   1,391,064
6,570,000  Michigan State Housing Development Authority Rental Housing Rev. Series 1992-A,
           5.40% due 4/1/98 (Detroit Edison Project)                                                     NR/A+     6,659,746
1,865,000  Wayne County Wastewater Control System Limited Tax General Obligation
           Refunding, 7.875% due 5/1/02                                                                  Baa/BBB-  2,072,854
2,000,000  Wayne County Building Authority Limited Tax General Obligation Sinking Fund
           Series 1992-A, 7.80% due 3/1/05, pre-refunded 3/1/02 @ 102                                    Baa/AAA*  2,316,860
1,940,000  West Ottowa Public Schools General Obligation Unlimited Tax, 6.30% due 5/1/03
           (Insured: FGIC)                                                                               Aaa/AAA   2,106,297
Minnesota  (2.36%)
4,820,000  Burnsville MFHR Series 1991, 7.20% due 5/1/11, put 5/1/02
           (The Atrium Project; Insured: Trygg-Hansa)                                                              5,019,934
  975,000  Coon Rapids Industrial Development Ref. Rev., 6.75% due 12/1/01 (LOC: Norwest Bank)            Aa3/AA     991,741
2,000,000  Hennepin County G.O. Solid Waste Revenue Refunding Series 1992, 4.65% due 10/1/97             Aaa/AAA   2,016,820
1,500,000  Metropolitan Council Minneapolis - St. Paul Area Sports Facilities Revenue,
           5.30% due 10/1/00 (Hubert H. Humphrey Metrodome Project)                                          A/A   1,537,230
3,245,000  Minneapolis-Saint Paul Housing & Redevelopment Authority Series 1993,
           5.00% due 12/1/04, put 12/1/98 (corporate Partner Project; LOC: Continental Insurance)          NR/A+   3,269,013
5,000,000  Minneapolis-Saint Paul Housing & Redevelopment Authority Single Family Mortgage Revenue
           Series 96-B, 5.125% due 6/1/32, put 6/1/00 (GNMA/FNMA)                                         Aaa/NR   5,000,500
595,000    Minneapolis MFHR Refunding Series 1991, 6.75% due 10/1/01
           (Churchill Apartments Project; FHA Insurance Mortgage)                                         NR/AAA     631,259
1,250,000  Minneapolis School District Certificate of Participation, 5.30% due 2/1/00                     Baa1/A   1,264,800
1,510,000  Minneapolis-Saint Paul Single Family Housing Revenue Series A, 8.25% due 11/1/07               NR/AAA   1,562,608
945,000    Saint Cloud Industrial Development Revenue Refunding Series 1992, 6.25%
           due 4/1/98 (Alton Realty Co. & Pan-O-Gold Baking Co. Project;
           (LOC: Norwest Bank of Minnesota)                                                               NR/AA-    956,359
Mississippi (.55%)
2,000,000  Mississippi Higher Education Assistance Corporation Student Loan Revenue
           Series 1992                                                                                     NR/A   2,059,560
1,100,000  Mississippi Hospital Equipment & Facilities Authority Revenue, 8.60%
           due 1/1/01                                                                                    Baa/NR   1,179,871
1,900,000  Ridgeland Multifamily Housing Rev. Series 1985, 6.50% due 10/1/07, put 10/1/97
           (Sunchase Apartments Project)                                                                 NR/AAA   1,914,098
 Missouri  (1.65%)
1,555,000  Jackson County Public Building Corporation Leasehold Revenue Series 1996, 6.00% due
           12/1/04 (Capital Improvements Project; Insured MBIA)                                         Aaa/AAA   1,588,510
4,000,000  Missouri Higher Education Loan Authority Student Loan Revenue Refunding,
           5.50% due 2/15/00                                                                              Aa/NR   4,080,040
3,000,000  Missouri Economic Development Export & Infrastructure Board Industrial
           Revenue Series 1993, 5.375% due 5/1/03, mandatory put 5/1/00
           (Mark Twain Tower Project; Lincoln National Insurance Guaranty)                                 NR/A  3,041,280
  760,000  Missouri State Housing Development Authority Revenue, 6.30% due 7/15/99                       Aa/AA+    771,993
1,055,000  Missouri Health & Education Facilities Authority Revenue, 0% due 1/1/02
           (Missouri Baptist Medical Center Project) Escrowed to Maturity                                 Aaa*A-   794,605
  255,000  Missouri State Environmental Improvement & Energy Resources Authority Water
           Pollution Control Revenue Series 1991-A, 6.50% due 12/1/02
           (State Revolving Revenue Project)                                                              A1/NR    279,421
  325,000  Missouri State Environmental Improvement & Energy Resources Authority Water
           Pollution Control Revenue Series 1991-A, 6.60% due 12/1/03
           (State Revolving Revenue Project)                                                              AA/NR    356,382
  820,000  St. Louis County Industrial Development Authority Housing Revenue
           Series 1992-A, 6.00% due 6/1/98                                                                 A/NR    838,926
3,860,000  St. Louis IDA Refunding Revenue Series 1993-B, 5.10% due 12/1/08,
           put 12/1/00 (westport Residence Project; Guaranteed: lincoln National Corporation)              NR/A  3,832,826
  Montana  (.16%)
1,000,000  Billings Tax Increment Urban Renewal Series 1987-A,
           8.65% due 3/1/99, refunded 3/1/98                                                             Aaa/NR  1,055,490
  435,000  Montana Higher Education Student Loan Revenue Series 1992-A, 6.70% due 12/1/01                  A/NR    466,272
 Nebraska  (.77%)
2,970,000  Nebraska Industrial Finance Authority Tax Exempt Multifamily Housing Revenue Refunding
           Series 1995-A, 5.50% due 12/1/25, put 12/1/05 (Willow Park Apartments Project;
           FNMA Collateral)                                                                              NR/AAA  3,011,639
2,500,000  Nebraska Public Power District Series 1993, 5.10% due 1/1/00                                  A1/A+   2,553,625
1,500,000  Nebraska Investment Finance Authority Hospital Equipment Revenue, 6.85% due 3/1/02
           (Insured: MBIA)                                                                              Aaa/AAA    1,646,175
Nevada          (.51%)
  760,000  Las Vegas Downtown Redevelopment Project Revenue, 7.65% due 6/1/97                           Baa/A-       767,494
  780,000  Las Vegas Valley Water District, 6.60% due 8/1/98 (Insured: AMBAC)                           Aaa/AAA      810,661
1,085,000  Washoe County Airport Authority Revenue Refunding, 5.30% due 7/1/00 (Insured: MBIA)           Aaa/AAA   1,113,177
1,325,000  Washoe County Airport Authority Revenue Refunding, 5.45% due 7/1/01 (Insured: MBIA)           Aaa/AAA   1,369,772
  700,000  Washoe County Airport Authority Revenue Refunding, 5.60% due 7/1/02 (Insured: MBIA)           Aaa/AAA     729,848
New Hampshire (.32%)
  920,000  New Hampshire Industrial Development Authority Revenue Series 1995,
           7.70% due 7/1/00 (Electra/ PJ-Allied Project)                                                   A2/NR     921,674
2,030,000  New Hampshire Industrial Development Authority Revenue, 6.40% due 12/1/09,
           put 12/1/99 (Central Vermont Public Service Project; LOC: Toronto Dominion Bank)                NR/AA   2,131,967
New Jersey (.53%)
2,400,000  New Jersey Economic Development Authority Series 1991, 6.875% due 10/1/14,
           optional put 10/1/98 (Fairway Corporation II Project; Guaranty: Provident Mutual Life)        A2/NR     2,404,512
1,000,000  New Jersey Health Care Facilities Financing Authority Revenue, 7.00% due 7/1/03
           (Christ Hospital Project; Insured: Connie Lee)                                                NR/AAA    1,113,350
1,000,000  New Jersey Turnpike Authority Revenue Series A, 5.70% due 1/1/01                              Baa1/BBB+ 1,039,400
  421,434  New Jersey Wastewater Treatment Trust - Wastewater Treatment Insured Loan
           Revenue Series 1987, Amortizing Coupon M-COATES, 9.00% due 9/1/97                             Aaa*/AAA*   441,899
New Mexico (1.00%)
5,390,000  Jicarilla Apache Tribe Tribal Revenue Refunding, 7.75% due 7/1/05                             NR/A      5,505,508
  239,000  Santa Fe County Office and Training Facilities Series 1990, 9.00% due 7/1/97 (ETM)            NR/AAA      245,424
  261,000  Santa Fe County Office and Training Facilities Series 1990, 9.00% due 7/1/98 (ETM)            NR/AAA      280,173
  273,000  Santa Fe County Office and Training Facilities Series 1990, 9.00% due 1/1/99 (ETM)            NR/AAA      298,596
  285,000  Santa Fe County Office and Training Facilities Series 1990, 9.00% due 7/1/99 (ETM)            NR/AAA      317,148
  298,000  Santa Fe County Office and Training Facilities Series 1990, 9.00% due 1/1/00 (ETM)            NR/AAA      336,850
  326,000  Santa Fe County Office and Training Facilities Series 1990, 9.00% due 1/1/01 (ETM)            NR/AAA      379,546
  745,000  Santa Fe Solid Waste Management Agency Facility Revenue, 5.75% due 6/1/04                     NR/A        766,679
  510,000  Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due 6/1/05                     NR/A        528,085
  775,000  Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due 6/1/06                     NR/A        804,876
New York      (4.38%)
1,785,000  Islip Resource Recovery Agency Series 85-D, 5.95% due 7/1/03 (Insured: AMBAC)                 Aaa/AAA   1,920,000
  630,000  Jamestown General Obligation Series A, 7.00% due 3/15/97                                      Baa/NR      634,246
  500,000  Metropolitan Transit Authority Service Contract Commuter Fac Rev, 7.00% due 7/1/02            Baa1/BBB    542,825
3,000,000  Metropolitan Transit Authority Series M, 5.10% due 7/1/98                                     Baa/BBB+  3,031,470
2,760,000  New York City General Obligation Series D, 6.30% due 2/1/01                                   Baa1/BBB+ 2,884,697
2,695,000  New York City General Obligation Series E, 6.30% due 8/1/01                                   Baa1/BBB+ 2,830,046
1,000,000  New York City General Obligation Series E, 7.00% due 8/1/04                                   Aaa/AAA   1,130,950
1,140,000  New York City General Obligation Series E, 7.20% due 2/1/00                                   Baa1/BBB+ 1,234,495
  100,000  New York City General Obligation Series E, 7.20% due 2/1/00                                   Baa1/BBB+   106,473
2,175,000  New York City Municipal Water Finance Authority Water & Sewer System Revenue,
           7.10% due 6/15/97                                                                             A/A-      2,209,234
1,000,000  New York City Municipal Water Finance Authority Water & Sewer System Revenue,
           7.15% due 6/15/98                                                                             A/A-      1,044,230
3,000,000  New York Dorm Authority Revenue State University Educational Facilities, 5.25%
           due 7/1/02 (Insured: AMBAC)                                                                   Aaa/AAA   3,103,980
1,000,000  New York Dorm Authority Revenue State University Educational Facilities Series A,
           7.00% due 5/15/04                                                                            Baa1/BBB+  1,099,020
7,310,000  New York State Dormitory Authority Series 1994-B, 6.00% due 7/1/24, put 12/5/99
           (Miriam Osborn Memorial Home Project; LOC: Banque Paribas)                                    A1/A      7,615,777
1,555,000  New York State Health Facilities Revenue Refunding Series 1990-A,
           7.90% due 11/1/99                                                                             Baa/BBB+  1,649,295
1,500,000  Local Government Assistance Corporation Revenue Series D, 6.50% due 4/1/02                    A/A       1,629,570
1,500,000  New York State Medical Care Facilities Finance Agency 1991 Series A, 7.25%
           due 2/15/01                                                                                   Baa1/BBB+ 1,623,045
2,500,000  New York State Urban Development Corporation, 7.60% due 4/1/03,
           pre-refunded 4/1/01                                                                           AAA/BBB   2,839,975
2,500,000  Syracuse Industrial Development Authority Pilot Revenue Refunding Series 1995,
           5.125% due 10/15/02 (LOC: ABN AMRO Bank)                                                      NR/AA     2,505,875
1,000,000  Triborough Bridge and Tunnel Authority, 6.50% due 1/1/04 (Insured: MBIA)                      Aaa/AAA   1,082,320
  570,000  Westchester County I.D.A. Civic Facility Revenue, 6.25% due 4/1/05
           (Julia Dykman Project)                                                                        NR/BBB      579,656
North Carolina (.59%)
2,860,000  Carteret County Certificate of Participation Series 1992, 6.50% due 2/1/00
           (Elementary School Project)                                                                  Baa1/BBB+  2,972,741
  535,000  North Carolina Housing Finance Authority Single Family Housing Revenue, 6.80%
           due 7/1/08 (Insured: FHA/VA)                                                                  Aa1/AA+     539,012
1,865,000  North Carolina Municipal Power Agency No. 1 Catawba Electrical Revenue, 6.00% due 1/1/05
           (Insured: MBIA)                                                                               Aaa/AAA   2,005,509
North Dakota(.24%)
1,000,000  North Dakota Building Authority Refunding Revenue Series 1993-A, 5.15% due 6/1/00
           (Insured: AMBAC)                                                                              Aaa/AAA   1,022,240
1,250,000  North Dakota Student Loan Revenue, 5.45% due 7/1/02 (Insured: AMBAC)                          Aaa/AAA   1,239,088
Ohio         (3.36%)
1,000,000  Barberton Hospital Facilities Series 1992, 6.65% due 1/1/02                                   A/NR      1,067,290
2,000,000  Belmont County IDRB Series 1991, 6.50% due 1/1/00 (May Department Stores Co. Project)         NR/A      2,095,080
  400,000  Cambridge Hospital Revenue Refunding Series 1991, 7.25% due 12/1/97                           NR/BBB      410,308
1,500,000  Cincinnati School District Revenue Anticipation Notes, 5.75% due 6/15/98                      NR/A-     1,535,880
1,000,000  Cincinnati School District Revenue Anticipation Notes, 6.15% due 6/15/02                      NR/A-     1,073,360
1,250,000  Cincinnati School District Revenue Anticipation Notes, 6.05% due 6/15/00                      NR/A-     1,316,725
2,250,000  Clermont County Hospital Facilities Revenue Refunding Series 1993-B, 4.70% due 9/1/99
           (Mercy Health System Project; Insured: MBIA)                                                Aaa/AAA  2,277,990
2,000,000  Cleveland Certificate of Participation, 7.10% due 7/1/02
           (Motor Vehicle & Community Equipment Project)                                               Baa/BBB  2,116,140
5,000,000  Cleveland School District Revenue Anticipation Notes Series 1993, 4.70% due 6/1/99
           (Insured: AMBAC)                                                                            Aaa/AAA  5,052,900
2,620,000  Cuyahoga County Housing Revenue Series 1993, 7.00% due 4/1/00
           (North Coast Community Homes Project)                                                        NR/NR   2,690,609
1,000,000  Erie County Hospital Improvement Refunding Revenue Series 1992, 6.25%
           due 1/1/01 (Firelands Community Hospital Project)                                            A/A-    1,046,660
2,000,000  Franklin County General Obligation, 6.375% due 12/1/17, pre-refunded 12/1/01 @102           Aaa/AAA  2,202,340
1,100,000  Hamilton County Hospital Facilities Refunding Revenue Series 1992,
           6.25% due 1/1/01 (Episcopal Retirement Homes, Inc. Project; LOC: Fifth/Third Bank)           Aa2/NR     1,162,337
3,095,000  Ohio Water Development Authority Safe Water Refunding Series 1992,
           0% due 12/1/00 (Insured: MBIA)                                                               Aaa/AAA    2,606,918
1,060,000  Switzerland Local School District of Monroe County Revenue Anticipation Notes
           Series 1995, 6.25% due 6/15/00                                                                NR/NR     1,073,059
2,765,000  Warren County Hospital Facilities Improvement and Refunding Revenue,
           6.80% due 7/1/01 (Otterbein Home Project; LOC: Fifth/Third Bank)                             Aa2/NR     2,969,804
  910,000  Washington County Hospital Facilities Revenue, 6.875% due 9/1/02
           (Marietta Area Health Project)                                                               Baa1/NR      956,801
Oklahoma         (.83%)
1,190,000  Broken Arrow Utility System & Sales Tax Revenue Refunding Series 1992-A, 6.00%
           due 5/1/01 (Insured: FGIC)                                                                   Aaa/AAA    1,261,400
  210,000  Comanche County SFMR Refunding 1990 Series, 7.60% due 12/1/98                                 A1/NR       218,408
  220,000  Comanche County SFMR Refunding 1990 Series, 7.65% due 6/1/99                                  A1/NR       229,845
1,060,000  Oklahoma City Municipal Improvement Authority Water & Sewer Revenue Series
           Refunding A, 0% due 7/1/00 (Insured: AMBAC)                                                  Aaa/AAA      905,876
1,220,000  Pushmatahah County Town of Antlers Hospital Authority Revenue Refunding
           Series 1991, 8.75% due 6/1/03                                                                 NR/NR     1,332,350
1,155,000  Tulsa Industrial Development Hospital Revenue, 5.60% due 2/15/03
           (St. Johns Medical Center Project)                                                            Aa/AA     1,189,673
1,940,000  Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding Series 1994,
           4.90% due 11/1/99 (Ogden Martin Systems of Tulsa Inc. Project; Insured: AMBAC)               Aaa/AAA    1,961,864
  750,000  Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding Series 1994,
           5.45% due 11/1/04 (Ogden Martin Systems of Tulsa Inc. Project; Insured: AMBAC)               Aaa/AAA      765,262
Oregon          (.69%)
2,500,000  Clackamas County Hospital Facilities Revenue, 6.10% due 10/1/01                              A1/AA-     2,649,100
1,325,000  Emerald Peoples Utility District Revenue, 7.20% due 11/1/03 (Insured: FGIC)                  Aaa/AAA    1,519,325
2,000,000  Oregon State Department of Transportation Regional Light Rail Extension,
           5.20% due 6/1/98 (Westside Light Rail Project; Insured: MBIA)                                Aaa/AAA    2,039,300
  260,000  Springfield General Obligation, 6.70% due 10/1/00                                              A/A        261,760
Pennsylvania    (4.48%)
1,900,000  Allentown Area Hospital Authority Revenue Series 1991, 7.75% due 7/1/98
           (Sacred Heart Hospital Project)                                                              NR/BBB     1,975,278
1,250,000  Armstrong County Hospital Authority Series 1992-A, 5.25% due 11/1/12,
           put 11/1/97 (LOC: Pittsburgh National Bank)                                                   A1/NR     1,263,125
1,000,000  Chester County Utility, 7.00% pre-refunded 8/1/01                                            Aa/AAA*    1,103,320
  550,000  Clairton School District General Obligation, 0% due 11/1/99                                   NR/A        482,768
  500,000  Clairton School District General Obligation, 0% due 11/1/02                                   NR/A        376,560
3,060,000  Delaware County Health Facilities Authority Revenue Series 1993-B, 5.375%
           due 11/15/99 (Mercy Health Corporation of S.E. Pennsylvania Project)                         NR/BBB     3,054,982
2,500,000  Delaware County Industrial Development Authority Refunding Revenue Series A,
           7.40% due 12/1/98 (Resource Recovery Project; LOC: Bank of America)                          Aa3/AA-    2,613,000
2,030,000  Erie School District General Obligation, 0% due 6/1/00, Escrowed to Maturity                 Aaa*/A     1,736,685
1,000,000  Erie School District General Obligation, 0% due 12/1/00, Escrowed to Maturity                Aaa*/A       836,200
3,365,000  Harrisburg Authority Commonwealth Lease Revenue Series 1991,
           6.25% due 6/1/00 (Insured: FSA)                                                              Aaa/AAA    3,560,338
1,300,000  Harrisburg Authority Lease Revenue, 6.50% due 6/1/04
           crossover refunded 6/1/01 (Insured: FSA)                                                     Aaa/AAA    1,417,533
1,455,000  McKeesport Area School District General Obligation Refunding Revenue Series 1991,
           0% due 10/1/00                                                                                NR/A      1,225,968
1,680,000  McKeesport Area School District General Obligation Refunding Revenue Series 1991,
           0% due 10/1/02                                                                                NR/A      1,270,382
1,000,000  Pennsylvania Infrastructure Authority Revenue Pennvest Subseries B, 6.25% due 9/1/02         NR/AA+     1,079,650
2,000,000  Pennsylvania State Refunding & Projects General Obligation Series A, 6.50% due 1/1/00        A1/AA-     2,124,920
4,085,000  Pennsylvania State Certificate of Participation, 4.60% due 12/1/97                            A/A-      4,118,048
  715,000  Pennsylvania State Higher Education Facilities Authority Revenue, 6.15% due 4/1/04           Baa/NR       738,095
  875,000  Pennsylvania State Higher Education Facilities Authority Revenue, 8.05% due 3/1/97           Baa/BBB      881,370
1,770,000  Philadelphia Gas Works Revenue 14th Series, 5.60% due 7/1/99                                Baa1/BBB    1,809,683
2,600,000  Philadelphia Water & Wastewater Revenue Series 1993, 4.875% due 6/15/01
           (Insured: FSA)                                                                               Aaa/AAA    2,638,922
2,245,000  Philadelphia Hospital & Higher Education Facilities Authority Hospital Revenue
           Series 1991, 7.00% due 7/1/01 (Graduate Health System Project)                              Baa1/BBB+   2,390,498
3,000,000  Southeastern Pennsylvania Transportation Authority Series 1994, 6.00% due 6/1/99
           (LOC: Canadian Imperial Bank of Commerce)                                                    Aa3/AA-    3,125,550
2,825,000  State Public School District Building Authority, Reading School District Capital Appreciation
           Series B, 0% due 7/15/00 (Insured: MBIA)                                                     Aaa/AAA    2,418,398
Puerto Rico      (.14%)
  250,000  Puerto Rico Public Improvement General Obligation, 6.60% due 7/1/04                          Baa/A-       280,160
1,000,000  Puerto Rico Electric Power Revenue Refunding Series 1992-Q, 5.70% due 7/1/00                 Baa1/A-    1,036,170
Rhode Island(.43%)
2,000,000  Rhode Island Depositor's Economic Protection Corp. Series 1992-A, 6.10% due 8/1/02
           (Insured: FSA)                                                                                Aaa/AAA   2,146,960
  680,000  Rhode Island Health & Educational Building Corporation Health Facilities
           Revenue, 8.00% due 7/1/00 (Steere House Issue Project)                                        NR/NR       717,658
1,169,000  Rhode Island Industrial Facilities Corporation Series 1991, 5.875% due 6/1/02
           (Paramount Cards, Inc. Project; LOC: Bank of Scotland)                                        A1/NR     1,193,233
South Caro     (.72%)
  500,000  Florence County Public Facilities Corporation, 7.30% due 3/1/03, pre-refunded 3/1/00
           (Law Enforcement Project; Insured: AMBAC)                                                     Aaa/AAA     548,965
2,000,000  Piedmont Municipal Power Agency Series 1992, 5.20% due 1/1/98
           (Electric Revenue Project)                                                                    A/BBB     2,030,240
  860,000  Piedmont Municipal Power Agency Electric Revenue, 6.25% due 1/1/04 (Insured: FGIC)            Aaa/AAA     926,822
1,800,000  Piedmont Municipal Power Agency Electric Revenue, 4.20% due 1/1/25, put 1/7/97
           weekly demand notes (Insured: MBIA)                                                           A1/VMIG1  1,800,000
  500,000  South Carolina State Housing Authority Multifamily Revenue, 7.375% due 12/1/07                NR/NR       455,000
  915,000  York County School District No. 4, 7.00% due 3/1/03 (Insured: FGIC)                           Aaa/AAA   1,030,464
South Dako     (.31%)
1,400,000  South Dakota Health & Education Facilities Authority Revenue Series 1992,
           5.40% due 9/1/01 (Rapid City Regional Hospital Project; Insured: MBIA)                        Aaa/AAA   1,445,864
1,250,000  South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/03 (Insured: FSA)                       Aaa/AAA   1,473,913
Tennessee     (1.17%)
5,000,000  Chattanooga-Hamilton County Hospital Revenue, 9.976% due 5/25/21, refunded
           5/1/01 @ 102 (Erlanger Medical Center Project; Insured: FSA)                                  Aaa/AAA   6,068,750
1,565,000  Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 5/1/02
           (Guaranty: Louis Dreyfus Natural Gas)                                                         NR/BBB-   1,609,524
1,130,000  Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 11/1/02
           (Guaranty: Louis Dreyfus Natural Gas)                                                         NR/BBB-   1,162,657
1,095,000  Copperhill Industrial Development Board, 7.80% due 12/1/00
           (City Services Company Project)                                                               Baa3/BBB  1,103,574
1,000,000  Southeast Tax Exempt Mortgage Bond Trust Tender Option Certificates Series 1990,
           7.25% due 4/1/17, put 4/1/03                                                                  NR/AAA    1,071,200
Texas         (7.06%)
9,770,000  Bell County Health Facilities Development Corporation Series 1993-A, 4.75% due 10/1/23,
           put 10/1/98 (Central Texas Pooled Health Care Loan Program Project;
           Guaranteed: Sun Life of America)                                                              NR/AA-    9,831,258
1,655,000  Bexar County Health Facilities Development Corporate Hospital Revenue
           Series 1991, 7.40% due 5/1/00                                                                 Baa1/BBB  1,772,058
1,065,000  Cypress-Fairbanks Independent School District General Obligation,
           0% due 2/1/02 (Insured: FGIC)                                                                 Aaa/AAA     837,239
1,685,000  Dallas Waterworks & Sewer System Revenue, 7.10% due 4/1/99                                    Aa/AA     1,752,535
  315,000  Dallas Waterworks & Sewer System Revenue, 7.10% due 4/1/99                                    Aa/AA       326,179
2,015,000  Ector County Hospital Revenue, 7.125% due 4/15/02                                             Baa1/BBB  2,149,481
1,970,000  Harris County Health Facilities Development Corporation, 7.375% due 12/1/25, put 12/1/98
           (Greater Houston Pooled Health Care Project; Guaranteed: Prudential)                          Aa/NR     1,986,134
4,000,000  Harris County Flood Control District L.T.G.O. Series 1991-A, 0% due 10/1/01                   Aa/AA+    3,216,880
  955,000  Harris County Health Facilities Dev. Corp. Hospital Revenue, 6.70% due 6/1/00
           (Memorial Hospital Systems Project)                                                           A/A-      1,013,723
1,100,000  Houston Housing Finance Corp. SFMRB Series A, 5.35% due 6/1/02 (Insured: FSA)                 Aaa/AAA   1,119,019
2,850,000  Humble Independent School District of Harris County Series 1992,
           0% due 2/15/00 (PSF Guaranty)                                                                 Aaa/AAA   2,481,039
1,295,000  Irving Flood Control District Section 3 Refunding Capital Appreciation, 0% due 9/1/01         Baa/NR      996,373
1,195,000  Jefferson County Health Facilities Development Corporation Hospital Revenue
           Series 1989, 8.125% due 10/1/99 (Baptist Health Care System Project)                          Baa/BBB   1,237,076
2,630,000  Lancaster Independent School District Unlimited Tax Refunding, 0% due 2/15/99
           (PSF Guaranty)                                                                                Aaa/AAA   2,402,400
2,300,000  Lancaster Independent School District Unlimited Tax Refunding, 0% due 2/15/98
           (PSF Guaranty)                                                                                Aaa/AAA   2,196,339
2,230,000  Lower Colorado River Authority Jr. Lien Refunding Revenue Series 1992, 0%
           due 1/1/01 (Insured: AMBAC)                                                                   Aaa/AAA   1,856,185
  585,000  North Texas Health Facilities Development Corporation Revenue Series 1988,
           8.25% due 9/1/98 (Wichita Falls United Diagnostic Center Project)                             A*/A*       614,560
1,000,000  North Texas Higher Education Student Loan Revenue, 6.50% due 4/1/99
           (Insured: AMBAC)                                                                              Aaa/AAA   1,040,520
  250,000  Northgate Crossing Utility District Road System & Drainage System Unlimited
           Tax Sinking Fund Series 1986, 9.25% due 12/1/98                                               NR/NR       250,067
1,040,000  Palo Duro River Authority General Obligation, 7.60% due 8/1/06 pre-refunded 8/1/98            Aaa/AAA   1,098,698
1,115,000  Palo Duro River Authority General Obligation, 7.60% due 8/1/07 pre-refunded 8/1/98            Aaa/AAA   1,177,931
1,295,000  Palo Duro River Authority General Obligation, 7.60% due 8/1/09 pre-refunded 8/1/98            Aaa/AAA   1,368,090
1,395,000  Palo Duro River Authority General Obligation, 7.60% due 8/1/10 pre-refunded 8/1/98            Aaa/AAA   1,473,734
1,500,000  Palo Duro River Authority General Obligation, 7.60% due 8/1/11 pre-refunded 8/1/98            Aaa/AAA   1,584,660
1,615,000  Palo Duro River Authority General Obligation, 7.60% due 8/1/12 pre-refunded 8/1/98            Aaa/AAA   1,706,151
2,135,000  Palo Duro River Authority General Obligation, 7.60% due 8/1/13 pre-refunded 8/1/98            Aaa/AAA   2,255,499
1,000,000  Palo Duro River Authority Unlimited Tax Refunding Series 1992, 5.10% due 8/1/97
           (Capital Guaranty Insurance)                                                                  NR/AAA    1,009,280
4,600,000  Plano Capital Appreciation Refunding General Obligation, 0% due 3/1/01                        A1/AA-    3,799,738
1,355,000  San Antonio Bexar County General Obligation Improvement Forward Refunding
           Series 1998, 5.00% due 8/1/99                                                                 Aa/AA     1,346,098
1,415,000  San Antonio Bexar County General Obligation Improvement Forward Refunding
           Series 1998, 5.50% due 8/1/01                                                                 Aa/AA     1,423,391
  885,000  Tarrant County HFC Multifamily Housing Revenue, 5.00% due 9/1/06
           (Bedford Springs Project; Guaranteed: Provident Mutual Life Insurance Corporation)            NR/AA-      885,504
5,880,000  Texas Public Finance Authority Series B, 5.25% due 2/1/98 (Insured: AMBAC)                    Aaa/AAA   5,981,665
1,200,000  Texas Water Resource Finance Authority Revenue, 7.00% due 8/15/99
           (Insured: AMBAC)                                                                              Aaa/AAA   1,275,480
  985,000  Texas Water Resource Finance Authority Revenue, 7.40% due 8/15/00                             A/A       1,054,836
  870,000  Texas Water Resources Authority Revenue, 7.50% due 8/15/01                                    A/A-        933,814
1,100,000  Trinity HFC Multifamily Housing Revenue Series 1982, 10.00% due 6/1/98
           (Timberline Apartment Project)                                                                NR/NR     1,100,000
Utah          (2.76%)
  965,000  Davis County Housing Authority MFHR, 7.50% due 6/1/97 (Fox Creek Apartment Project;
           Insured: FNMA Pass-through Certificates)                                                      NR/AAA      978,018
6,685,000  Intermountain Power Agency Power Supply Rev, 5.50% due 7/1/00 (Insured: MBIA)                 Aaa/AAA   6,802,723
5,055,000  Intermountain Power Agency Power Supply Rev Series B, 5.50% due 7/1/01
           (Insured: MBIA)                                                                               Aaa/AAA   5,195,832
8,000,000  Intermountain Power Agency Power Supply Revenue, 0% pre-refunded 7/1/00 @ 101                 Aaa/AAA   6,862,560
2,045,000  Ogden Neighborhood Development Agency Tax Increment Revenue Series AS, 0% due 12/30/05
           (LOC: Sumitomo Bank)                                                                          A1/NR     1,220,272
2,220,000  Utah Student Loan Revenue Series 1992-G, 5.20% due 11/1/98 (Insured: AMBAC)                   Aaa/AAA   2,250,814
  600,000  Utah Municipal Finance Co-op Local Government Revenue, 7.10% due 6/1/00                       NR/AA       639,846
2,000,000  Weber County Housing Authority MFHR Series 1991, 6.50% due 11/1/18, put 11/1/01
           (Cherry Creek Apartment Project; LOC: First Security Bank of Utah, Insured: FGIC)             Aaa/AAA   2,070,660
Virginia      (1.17%)
3,000,000  Hampton Redevelopment Housing Authority Series 1994, 7.00% due 7/1/24,
           put 7/1/04 (Chase Hampton Apartments Project)                                                 NR/NR     3,227,760
  445,000  Henrico County Governmental Project Lease Revenue, 4.55% due 6/1/01                           Aa/AA       447,461
1,755,000  Henrico County IDA Public Facility Lease Revenue, 6.50% due 8/1/00
           (Henrico County Jail Project)                                                                 Aa/AA     1,877,060
3,000,000  Suffolk Redevelopment Housing Authority Series 1994, 7.00% due 7/1/24,
           put 7/1/04 (Chase Heritage at Dulles Project)                                                 NR/NR     3,190,230
1,960,000  Virginia Housing Development Authority Series C-8, 5.70% due 7/1/03                           Aa1/AA+   2,011,509
  255,000  Virginia Housing Development Authority Series D-4, 5.00% due 7/1/00                           Aa1/AA+     259,251
Washington    (2.97%)
1,010,000  Chelan County Public Utility District #1 Consolidated System Revenue Series 1992,
           5.55% due 7/1/99                                                                              A1/A      1,037,694
1,125,000  Chelan County Public Utility District #1 Consolidated System Revenue Series 1992,
           5.75% due 7/1/00                                                                              A1/A      1,166,760
1,295,000  Chelan County Public Utility District #1 Consolidated System Revenue Series 1992-E,
           5.50% due 7/1/97                                                                              A1/A      1,306,875
1,370,000  Chelan County Public Utility District #1 Consolidated System Revenue Series 1992-E,
           0% due 7/1/98                                                                                 A1/A      1,284,731
1,000,000  Spokane County Airport Revenue Refunding Series 1993, 4.80% due 6/1/99
           (Insured: MBIA)                                                                               Aaa/AAA   1,013,160
2,500,000  Spokane County Industrial Development Corporation Refunding, 4.75% due 12/1/97
           (Jensen - Byrd Project; LOC: U.S. Bank of Washington)                                         A1/NR     2,502,575
  725,000  Spokane County School District # 363 Unlimited Tax G.O. Ref. Series 1992,
           5.40% due 12/1/00                                                                             A/NR        749,744
1,000,000  Sumner Limited Tax General Obligation Anticipation Notes, 4.70% due 8/1/98                    NR/NR     1,000,160
2,880,000  Washington Health Care Facilities Authority Pooled Equipment
           Series 1992-B, 7.20% due 6/1/02 (Kadlec Medical Center Project)                               Baa1/NR   3,061,814
1,945,000  Washington Health Care Facilities Authority Pooled Equipment
           Series 1992-A, 7.35% due 6/1/02 (Dominican Health Project)                                    Baa/NR    2,022,392
1,040,000  Washington Public Power Supply System Series G Project #1 Rev., 7.15% due 7/1/01              Aa/AA     1,134,744
2,000,000  Washington Public Power Supply System Project #1 Ref. Rev., 6.50% due 7/1/02                  Aa/AA     2,142,720
3,500,000  Washington Public Power Supply System Project #1 Ref. Rev., 5.30% due 7/1/02                  Aa/AA     3,571,855
  500,000  Washington Public Power Supply System Series C Project #2 Rev., 7.20% due 7/1/99              Aa/AA       532,365
  250,000  Washington Public Power Supply System Project #2 Ref. Rev., 7.50% due 7/1/02                  Aa/AA       276,175
2,000,000  Washington Public Power Supply System Project #2 Ref. Rev., 7.50% due 7/1/03                  Aa/AA     2,229,060
1,700,000  Washington Public Power Supply System Series B Refunding, 7.15% due 7/1/01                    Aa/AA     1,837,003
1,000,000  Washington Public Power Supply System Series B, 7.25% due 7/1/00                              Aa/AA     1,081,420
West Virgi     (.89%)
  837,742  Marion County SFMR Series 1992, 7.75% due 7/10/11                                             Baa/NR      888,584
  115,000  Randolph County Building Commission Hospital Revenue, 6.80% due 11/1/97                       Baa1/BBB    116,419
5,000,000  West Virginia Parkway Economic Development Tourism Authority Series 1993, 4.55%
           (inverse floater) due 5/15/01 (Insured: FGIC)                                                 Aaa/AAA   4,899,300
2,500,000  West Virginia Parkway Economic Development Tourism Authority Series 1993, 4.65%
           (inverse floater) due 5/15/02 (Insured: FGIC)                                                 Aaa/AAA   2,450,600
Wisconsin     (1.14%)
  900,000  Cady Small Business Pollution Control Revenue Refunding Series 1992, 6.20%
           due 4/1/00 (Summit Cheese Project; Guaranteed: SBA)                                           Aaa/AAA     914,652
1,500,000  Wisconsin Health & Education Facilities Authority Series 1992, 5.50%
           due 8/15/01 (Wheaton Franciscan Services Inc. Project; Insured: MBIA)                         Aaa/AAA   1,556,190
3,000,000  Wisconsin Health & Education Facilities Authority, 5.00% due 8/15/98
           (Sorrowful Mother Project)                                                                    NR/AA-    3,034,290
1,000,000  Wisconsin Health & Education Facilities Authority Series 1993, 4.75% due 2/15/98
           (Lacrosse Project; Insured: FSA)                                                              Aaa/AAA   1,010,640
1,045,000  Wisconsin Health & Education Facilities Authority Series 1993, 5.00% due 2/15/99
           (Lacrosse Project; Insured: FSA)                                                              Aaa/AAA   1,060,696
3,045,000  Wisconsin Health & Education Facilities Authority Revenue, 5.75% due 11/15/01
           (Insured: FSA)                                                                                Aaa/AAA   3,194,753
Wyoming        (.27%)
1,493,955  Evanston Industrial Development Revenue Series 1983, 9.90% due 4/1/04
           (Wybanco Project; LOC: Texas Commerce Bank)                                                   A2*/A+*   1,481,745
1,000,000  Wyoming Student Loan Corporation Revenue, 6.25% due 12/1/99                                   NR/AA     1,044,230


                  TOTAL INVESTMENTS (100%)                                                                      $942,626,766


                  *Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Adviser to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S & P. +Credit ratings are unaudited. See notes to financial statements.

                      Thornburg Limited Term Municipal Fund
                        National Portfolio-Class A Shares

                         Percent Change in Share Prices
January 1, 1987 Through December 31, 1996






The Fund's Class A Share price movements have been moderate even though changes in interest rates have caused bond prices to swing erratically in the last 9 years. The graph above plots the percentage changes in bid price for Class A shares of Limited Term Municipal Fund National Portfolio as well as the percentage changes in the Lipper Bond Fund Index, an index of share prices of ten large municipal bond funds.

Past performance of the Fund and the Index does not guarantee future results. The price of the Class A shares will fluctuate and you may have a gain or loss when you sell your shares. Although you could invest in shares of the funds in the Index, you cannot invest in the Index itself.

Class C Shares of the Fund have been offered since September 1, 1994. The C Shares have different sales charges, expense ratios and returns.


                      Thornburg Limited Term Municipal Fund
                           National Portfolio-A Shares
Outperformed Taxable  and Tax - Free Money Market Funds

INVESTORS SOMETIMES ASK US TO COMPARE LIMITED TERM MUNICIPAL FUND TO MONEY MARKET FUND RETURNS. THESE INVESTMENTS HAVE CERTAIN DIFFERENCES, AND INVESTORS IN LIMITED TERM MUNICIPAL FUND TOOK MORE RISK THAN MONEY MARKET FUND INVESTORS TO EARN THEIR HIGHER RETURNS



On September 1, 1994 Thornburg Limited Term Municipal Fund National Portfolio begin offering Class C Shares of the Fund. The chart above is for the Fund's Class A Shares only. Class C Shares have different sales charges and expenses. See the inside front cover page for the 30 day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for each class of shares of the Fund.

Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30 day yield quotations for taxable and tax-exempt money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The increase for the Class A Shares of Limited Term Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $13.24 per share and the ending NAV at $13.45 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above.

Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. This analysis also assumes the income from the taxable money fund is taxed at 50% federal tax rate in 1985 and 1986, and 38.5% rate in 1987, a 31% rate 1988 to 1992, and a 39.6% rate in 1993 to 1996. The portion of the increase of Limited Term Municipal Fund representing appreciation of the share price is assumed to be taxed at a 28% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in these money fund averages.

Note 3: The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of LTMFX did vary from time to time, and will continue to vary in the future. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Due to the effect of sales commissions, the net asset value of the Limited Term Municipal Fund's Class A Shares is less than the offering price of the shares. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.

Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term Municipal Fund also declares dividends daily and pays them monthly.